Administration expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Administration Expenses
Wages and salaries	€ 7,649	€ 8,706	€ 2,970
Depreciation and amortization	1,547	1,002	351
Professional fees	1,605	1,722	1,397
Consulting fees	1,816	2,068	1,085
Other expenses	3,218	4,918	1,707
Total Administration expenses	€ 15,835	€ 18,416	€ 7,510